Leases (Details) - Schedule of Summary of Maturity of Operating Lease - Mar. 31, 2024	CNY (¥)	USD ($)
Schedule of Summary of Maturity of Operating Lease [Abstract]
2025	¥ 5,386,340	$ 759,174
2026	1,813,582	255,614
Total lease payments	7,199,922	1,014,788
Less: Interest	(259,789)	(36,616)
Present value of operating lease liabilities	¥ 6,940,133	$ 978,172